Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	June 30, 2026	December 31, 2025
Income tax payable	$99,397	$67,367
Total taxes payable	$99,397	$67,367

Schedule of Income Tax Expense	Income tax expenses are comprised of the following:
	For the Six Months Ended June 30,
	2026	2025
Current income tax expense	$32,031	$-
Total income tax expense	$32,031	$-

Schedule of Reconciliation Between the Provision for Income Taxes

Reconciliation between the provision for income taxes computed by applying the HK corporate income rate of 16.5% to net income before income taxes, and the actual provision for income taxes is as follows:

	Six months ended June 30, 2026	Six months ended June 30, 2025
	US$	US$
Income (loss) from continuing operations before income taxes	631,070	(589,890)
Income tax at the Hong Kong statutory tax rate of 16.5%	104,126	(97,332)
Less: Two-tiered tax concession (first HK$2m at 8.25%)	(21,088)	-
Effect of different tax rates of subsidiaries operating in other jurisdictions	16,359	97,332
Current income tax expense	99,397	-
Reverse the income tax over-accrued in 2025	(67,366)	-
Income tax expense	32,031	-